Income Taxes (Details 3) (Research and development tax credit carryforwards, USD $)	12 Months Ended
Dec. 31, 2012
Research and development tax credit carryforwards
Tax credit carryforward
Reduction in tax credits	$ 929,000
Tax credit carryforwards	$ 528,000